Lease liabilities and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of right of use assets

	At 31 December
In USD	2021	2020
Balance as at 1 January	863,645	1,110,486
Additions during the year	3,737,469	116,968
Depreciation charge for the year	(541,218)	(363,809)

Balance as at 31 December	4,059,896	863,645

Summary of lease liabilities

	At 31 December
In USD	2021	2020
Balance as at 1 January	928,583	1,147,309
Additions during the year	3,716,327	116,968
Accretion of interest	140,184	83,804
Repayments	(622,573)	(419,498)

Balance as at 31 December	4,162,521	928,583

Summary of maturity analysis	Maturity analysis

	At 31 December
In USD	2021	2020
Less than one year (current)	1,201,204	302,719
One to five years (non-current)	2,961,317	625,864

Lease liabilities as at 31 December	4,162,521	928,583

Summary of amounts recognized in consolidated statement of comprehensive income
Amounts recognised in the consolidated statement of comprehensive income:

	At 31 December
In USD	2021	2020
Interest expense on lease liabilities	(140,184)	(83,804)
Depreciation for right-of-use assets	(541,218)	(363,809)

	(681,402)	(447,613)